Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 17,088,277
Amortization	$ 20,039	360,032	$ 626,800	$ 599,627
Balance at the end of the year	$ 612,181	10,998,869	17,088,277
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,514,707
Balance at the end of the year		4,697,862	1,514,707
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		9,133,373	8,149,734
Additions		3,661,284	525,372
Effects of foreign exchange		(297,652)	458,267
Balance at the end of the year		12,497,005	9,133,373	8,149,734
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(7,618,666)	(6,739,275)
Amortization		(360,032)	(626,800)
Effects of foreign exchange		179,555	(252,591)
Balance at the end of the year		(7,799,143)	(7,618,666)	(6,739,275)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		404,259
Balance at the end of the year		$ 3,643,383	$ 404,259
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1 year	1 year	1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 7,183,553	$ 6,562,014
Additions		3,559,658	482,932
Effects of foreign exchange		(75,027)	138,607
Balance at the end of the year		10,668,184	7,183,553	6,562,014
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(6,779,294)	(6,060,212)
Amortization		(331,402)	(603,091)
Effects of foreign exchange		85,895	(115,991)
Balance at the end of the year		(7,024,801)	(6,779,294)	(6,060,212)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,110,448
Balance at the end of the year		$ 1,054,479	$ 1,110,448
Useful lives	36 years	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,949,820	$ 1,587,720
Additions		101,626	42,440
Effects of foreign exchange		(222,625)	319,660
Balance at the end of the year		1,828,821	1,949,820	1,587,720
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(839,372)	(679,063)
Amortization		(28,630)	(23,709)
Effects of foreign exchange		93,660	(136,600)
Balance at the end of the year		$ (774,342)	$ (839,372)	$ (679,063)